Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	20,665,617
Maximum Aggregate Offering Price	$ 486,504,949.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 67,186.33
Rule 457(f)	true
Amount of Securities Received | shares	5,000
Value of Securities Received, Per Share	97,300.9898
Value of Securities Received	$ 486,504,949.00
Fee Note MAOP	$ 486,504,949.00
Offering Note	The registration statement relates to 20,665,617 shares of common stock, no par value, of Gentherm Incorporated ("Gentherm" and such stock, "Gentherm Common Stock"), issuable to holders of common stock, par value $0.01 per share, of Platinum SpinCo Inc. ("SpinCo" and such stock, "SpinCo Common Stock") pursuant to the proposed merger (the "Merger") of Platinum Gold Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Gentherm ("Merger Sub"), with and into SpinCo. Solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), the proposed maximum aggregate offering price with respect to the shares of Gentherm Common Stock issuable to holders of SpinCo Common Stock pursuant to the Merger is estimated at $486,504,949, which has been calculated pursuant to Rule 457(f)(2) of the Securities Act based upon the book value of all shares of SpinCo Common Stock to be exchanged in the Merger as of March 31, 2026, the latest practicable date for which such information is available.